American Century Investments®
Quarterly Portfolio Holdings
American Century® Select High Yield ETF (AHYB)
May 31, 2025

Select High Yield ETF - Schedule of Investments
MAY 31, 2025 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 95.6%
Aerospace and Defense — 3.2%
ATI, Inc., 5.875%, 12/1/27	25,000	25,016
ATI, Inc., 4.875%, 10/1/29	50,000	48,545
ATI, Inc., 5.125%, 10/1/31	50,000	48,291
Bombardier, Inc., 6.00%, 2/15/28(1)	50,000	49,999
Bombardier, Inc., 7.50%, 2/1/29(1)	50,000	51,789
Bombardier, Inc., 7.00%, 6/1/32(1)(2)	175,000	179,194
Spirit AeroSystems, Inc., 9.375%, 11/30/29(1)	50,000	53,303
TransDigm, Inc., 5.50%, 11/15/27	250,000	249,961
TransDigm, Inc., 6.75%, 8/15/28(1)	175,000	178,255
TransDigm, Inc., 4.875%, 5/1/29	125,000	121,115
TransDigm, Inc., 6.375%, 5/31/33(1)	175,000	173,338
		1,178,806
Automobile Components — 1.1%
Adient Global Holdings Ltd., 8.25%, 4/15/31(1)	25,000	25,540
Adient Global Holdings Ltd., 7.50%, 2/15/33(1)(2)	50,000	49,639
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 5/31/32(1)	75,000	76,600
Goodyear Tire & Rubber Co., 5.00%, 5/31/26	42,000	42,053
Patrick Industries, Inc., 4.75%, 5/1/29(1)	47,000	45,252
Phinia, Inc., 6.625%, 10/15/32(1)	50,000	49,752
Tenneco, Inc., 8.00%, 11/17/28(1)	125,000	123,175
		412,011
Automobiles — 0.2%
Jaguar Land Rover Automotive PLC, 7.75%, 10/15/25(1)	37,000	37,127
Thor Industries, Inc., 4.00%, 10/15/29(1)	25,000	23,140
		60,267
Banks — 1.4%
Freedom Mortgage Corp., 12.00%, 10/1/28(1)	75,000	80,519
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	150,000	154,776
Nationstar Mortgage Holdings, Inc., 5.75%, 11/15/31(1)	75,000	75,180
Nationstar Mortgage Holdings, Inc., 7.125%, 2/1/32(1)	75,000	78,153
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)	53,000	47,991
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.00%, 10/15/33(1)	53,000	45,827
United Wholesale Mortgage LLC, 5.50%, 4/15/29(1)	47,000	45,032
		527,478
Beverages — 0.1%
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 4.375%, 4/30/29(1)	47,000	45,156
Broadline Retail — 0.4%
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, 3/1/29(1)	50,000	46,720
Macy's Retail Holdings LLC, 5.875%, 4/1/29(1)	25,000	24,527
Millennium Escrow Corp., 6.625%, 8/1/26(1)	47,000	38,737
Saks Global Enterprises LLC, 11.00%, 12/15/29(1)	75,000	33,937
		143,921
Building Products — 2.5%
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28(1)	49,000	52,052
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	150,000	136,204
Builders FirstSource, Inc., 6.375%, 3/1/34(1)	75,000	74,819
Cornerstone Building Brands, Inc., 9.50%, 8/15/29(1)	47,000	41,804
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30(1)	71,000	71,807

Griffon Corp., 5.75%, 3/1/28	69,000	68,631
JELD-WEN, Inc., 7.00%, 9/1/32(1)(2)	75,000	55,520
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32(1)	100,000	100,815
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30(1)	39,000	36,053
Standard Industries, Inc., 4.375%, 7/15/30(1)	225,000	211,327
Standard Industries, Inc., 3.375%, 1/15/31(1)	75,000	66,422
		915,454
Capital Markets — 1.8%
AG Issuer LLC, 6.25%, 3/1/28(1)	53,000	53,037
Coinbase Global, Inc., 3.375%, 10/1/28(1)	50,000	46,534
Coinbase Global, Inc., 3.625%, 10/1/31(1)	50,000	43,557
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)	47,000	40,705
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 5/15/27	125,000	119,046
Iliad Holding SASU, 7.00%, 10/15/28(1)	41,000	41,687
Iliad Holding SASU, 7.00%, 4/15/32(1)	200,000	201,536
Jane Street Group/JSG Finance, Inc., 6.125%, 11/1/32(1)	50,000	50,118
LCM Investments Holdings II LLC, 4.875%, 5/1/29(1)	47,000	45,314
		641,534
Chemicals — 2.9%
Avient Corp., 6.25%, 11/1/31(1)	48,000	48,105
Celanese U.S. Holdings LLC, 6.63%, 7/15/32	50,000	51,207
Chemours Co., 5.75%, 11/15/28(1)	75,000	67,230
Chemours Co., 8.00%, 1/15/33(1)	50,000	43,641
FXI Holdings, Inc., 12.25%, 11/15/26(1)	50,000	44,166
NOVA Chemicals Corp., 5.25%, 6/1/27(1)	70,000	69,933
NOVA Chemicals Corp., 8.50%, 11/15/28(1)	50,000	52,730
Olin Corp., 5.00%, 2/1/30	125,000	118,415
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(1)	250,000	262,429
Rain Carbon, Inc., 12.25%, 9/1/29(1)(2)	100,000	104,315
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(1)	50,000	49,099
Scotts Miracle-Gro Co., 4.00%, 4/1/31	50,000	44,958
WR Grace Holdings LLC, 4.875%, 6/15/27(1)	67,000	66,143
WR Grace Holdings LLC, 5.625%, 8/15/29(1)	47,000	41,455
		1,063,826
Commercial Services and Supplies — 3.6%
ADT Security Corp., 4.875%, 7/15/32(1)	100,000	95,062
Allied Universal Holdco LLC, 7.875%, 2/15/31(1)	150,000	155,556
Brink's Co., 4.625%, 10/15/27(1)	70,000	69,107
Brink's Co., 6.75%, 6/15/32(1)	50,000	51,333
Garda World Security Corp., 4.625%, 2/15/27(1)	46,000	45,439
Garda World Security Corp., 7.75%, 2/15/28(1)	53,000	54,815
GFL Environmental, Inc., 4.00%, 8/1/28(1)	50,000	48,105
GFL Environmental, Inc., 4.75%, 6/15/29(1)	75,000	73,219
GFL Environmental, Inc., 6.75%, 1/15/31(1)	48,000	49,850
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)	47,000	44,717
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	125,000	118,529
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.375%, 8/31/27(1)	50,000	48,045
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28(1)	125,000	124,978
Raven Acquisition Holdings LLC, 6.875%, 11/15/31(1)	75,000	74,847
RR Donnelley & Sons Co., 9.50%, 8/1/29(1)	100,000	100,349
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)	71,000	70,902
Waste Pro USA, Inc., 7.00%, 2/1/33(1)	50,000	51,391
Williams Scotsman, Inc., 4.625%, 8/15/28(1)	50,000	48,816
		1,325,060

Communications Equipment — 0.1%
CommScope LLC, 4.75%, 9/1/29(1)(2)	50,000	47,939
Construction and Engineering — 0.6%
Brand Industrial Services, Inc., 10.375%, 8/1/30(1)	46,000	41,316
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 2/1/32(1)	75,000	74,922
Howard Midstream Energy Partners LLC, 8.875%, 7/15/28(1)	50,000	52,331
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/28(1)	50,000	49,105
		217,674
Construction Materials — 0.8%
Cemex SAB de CV, 5.20%, 9/17/30(1)	38,000	37,601
Quikrete Holdings, Inc., 6.375%, 3/1/32(1)	75,000	76,266
Quikrete Holdings, Inc., 6.75%, 3/1/33(1)	75,000	76,166
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)	122,000	120,314
		310,347
Consumer Finance — 2.2%
Bread Financial Holdings, Inc., 9.75%, 3/15/29(1)	48,000	51,222
FirstCash, Inc., 6.875%, 3/1/32(1)	50,000	51,313
Navient Corp., 5.00%, 3/15/27	50,000	49,523
Navient Corp., 5.50%, 3/15/29(2)	75,000	72,216
Navient Corp., 9.375%, 7/25/30	100,000	108,994
OneMain Finance Corp., 6.625%, 1/15/28	50,000	50,961
OneMain Finance Corp., 9.00%, 1/15/29	75,000	78,655
OneMain Finance Corp., 5.375%, 11/15/29	50,000	48,485
OneMain Finance Corp., 7.875%, 3/15/30	100,000	104,562
OneMain Finance Corp., 7.125%, 11/15/31	100,000	101,825
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 7.875%, 5/1/27(1)(2)	51,000	49,974
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(1)(2)	53,000	47,644
		815,374
Consumer Staples Distribution & Retail — 0.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.625%, 1/15/27(1)	47,000	46,572
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.875%, 2/15/28(1)	47,000	46,993
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 6.50%, 2/15/28(1)(2)	50,000	51,048
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.875%, 2/15/30(1)	53,000	51,610
Walgreens Boots Alliance, Inc., 4.80%, 11/18/44	50,000	46,219
		242,442
Containers and Packaging — 1.6%
Ball Corp., 4.875%, 3/15/26	50,000	50,018
Ball Corp., 3.125%, 9/15/31	75,000	65,829
Clydesdale Acquisition Holdings, Inc., 6.75%, 4/15/32(1)	50,000	50,567
LABL, Inc., 9.50%, 11/1/28(1)	50,000	45,091
OI European Group BV, 4.75%, 2/15/30(1)	47,000	44,294
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(1)(2)	50,000	50,148
Owens-Brockway Glass Container, Inc., 7.375%, 6/1/32(1)(2)	75,000	74,733
Sealed Air Corp., 5.00%, 4/15/29(1)	45,000	44,215
Sealed Air Corp., 6.875%, 7/15/33(1)	50,000	52,416
Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, 2/15/31(1)	50,000	52,309
TriMas Corp., 4.125%, 4/15/29(1)	50,000	47,105
		576,725
Distributors — 0.8%
Performance Food Group, Inc., 5.50%, 10/15/27(1)	47,000	46,847
Performance Food Group, Inc., 4.25%, 8/1/29(1)	47,000	44,864
Performance Food Group, Inc., 6.125%, 9/15/32(1)	75,000	75,697
RB Global Holdings, Inc., 7.75%, 3/15/31(1)	53,000	55,547
Windsor Holdings III LLC, 8.50%, 6/15/30(1)	50,000	52,969
		275,924

Diversified Consumer Services — 0.3%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)	37,000	36,735
Service Corp. International, 3.375%, 8/15/30	39,000	35,423
Service Corp. International, 4.00%, 5/15/31	39,000	35,974
		108,132
Diversified REITs — 1.8%
HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, 6/15/26(1)	50,000	48,706
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 6/15/27(1)	50,000	51,525
Iron Mountain Information Management Services, Inc., 5.00%, 7/15/32(1)	50,000	47,354
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27(2)	68,000	59,486
MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31	25,000	16,427
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	47,000	46,347
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 2/1/30(1)	94,000	94,761
RHP Hotel Properties LP/RHP Finance Corp., 6.50%, 4/1/32(1)	50,000	50,719
RLJ Lodging Trust LP, 3.75%, 7/1/26(1)	47,000	46,286
RLJ Lodging Trust LP, 4.00%, 9/15/29(1)	47,000	43,014
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 2/15/28(1)	100,000	106,151
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 4.75%, 4/15/28(1)	50,000	48,667
		659,443
Diversified Telecommunication Services — 1.9%
Altice France SA, 5.125%, 7/15/29(1)	112,000	94,611
Frontier Communications Holdings LLC, 5.00%, 5/1/28(1)	125,000	124,823
Frontier Communications Holdings LLC, 6.75%, 5/1/29(1)	50,000	50,726
Level 3 Financing, Inc., 10.50%, 4/15/29(1)	50,000	56,375
Level 3 Financing, Inc., 10.75%, 12/15/30(1)	100,000	113,000
Telecom Italia Capital SA, 6.00%, 9/30/34	50,000	49,066
Telecom Italia Capital SA, 7.20%, 7/18/36	37,000	38,549
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/1/31(1)	100,000	104,148
Zayo Group Holdings, Inc., 4.00%, 3/1/27(1)	70,000	65,911
		697,209
Electric Utilities — 2.4%
Alpha Generation LLC, 6.75%, 10/15/32(1)	75,000	76,531
NRG Energy, Inc., 5.25%, 6/15/29(1)	50,000	49,443
NRG Energy, Inc., 5.75%, 7/15/29(1)	50,000	49,711
NRG Energy, Inc., 3.625%, 2/15/31(1)	50,000	45,386
NRG Energy, Inc., 6.00%, 2/1/33(1)	50,000	49,583
NRG Energy, Inc., 6.25%, 11/1/34(1)	75,000	75,087
PG&E Corp., 5.00%, 7/1/28	75,000	73,225
PG&E Corp., 5.25%, 7/1/30	47,000	45,639
Talen Energy Supply LLC, 8.625%, 6/1/30(1)	50,000	53,429
Vistra Operations Co. LLC, 5.625%, 2/15/27(1)	75,000	74,997
Vistra Operations Co. LLC, 5.00%, 7/31/27(1)	75,000	74,828
Vistra Operations Co. LLC, 4.375%, 5/1/29(1)	50,000	48,367
Vistra Operations Co. LLC, 7.75%, 10/15/31(1)	50,000	53,048
Vistra Operations Co. LLC, 6.875%, 4/15/32(1)	50,000	52,048
XPLR Infrastructure Operating Partners LP, 3.875%, 10/15/26(1)(2)	75,000	72,915
		894,237
Electrical Equipment — 0.1%
WESCO Distribution, Inc., 7.25%, 6/15/28(1)	50,000	50,622
Electronic Equipment, Instruments and Components — 1.3%
Coherent Corp., 5.00%, 12/15/29(1)	44,000	42,681
Imola Merger Corp., 4.75%, 5/15/29(1)	140,000	134,234
Sensata Technologies BV, 4.00%, 4/15/29(1)	50,000	46,985
Sensata Technologies, Inc., 4.375%, 2/15/30(1)	75,000	70,598
Sensata Technologies, Inc., 6.625%, 7/15/32(1)	50,000	50,487

TTM Technologies, Inc., 4.00%, 3/1/29(1)	75,000	71,434
Zebra Technologies Corp., 6.50%, 6/1/32(1)	50,000	50,931
		467,350
Energy Equipment and Services — 2.4%
Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 4/1/28(1)	75,000	74,933
Bristow Group, Inc., 6.875%, 3/1/28(1)	70,000	69,857
Enerflex Ltd., 9.00%, 10/15/27(1)	50,000	51,547
Helix Energy Solutions Group, Inc., 9.75%, 3/1/29(1)	48,000	49,824
Nabors Industries, Inc., 7.375%, 5/15/27(1)	47,000	45,165
Noble Finance II LLC, 8.00%, 4/15/30(1)	97,000	96,730
Precision Drilling Corp., 6.875%, 1/15/29(1)	50,000	48,062
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)	13,125	13,219
Transocean Titan Financing Ltd., 8.375%, 2/1/28(1)	40,714	41,378
Transocean, Inc., 8.75%, 2/15/30(1)	42,400	43,017
Transocean, Inc., 7.50%, 4/15/31	43,000	33,845
USA Compression Partners LP/USA Compression Finance Corp., 6.875%, 9/1/27	47,000	47,016
USA Compression Partners LP/USA Compression Finance Corp., 7.125%, 3/15/29(1)	50,000	50,829
Valaris Ltd., 8.375%, 4/30/30(1)	50,000	50,238
Weatherford International Ltd., 8.625%, 4/30/30(1)	150,000	152,482
		868,142
Entertainment — 0.6%
Cinemark USA, Inc., 5.25%, 7/15/28(1)	47,000	46,401
Live Nation Entertainment, Inc., 5.625%, 3/15/26(1)	50,000	50,099
Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)	70,000	68,953
Playtika Holding Corp., 4.25%, 3/15/29(1)	47,000	41,897
		207,350
Financial Services — 2.4%
Block, Inc., 6.50%, 5/15/32	100,000	102,261
Boost Newco Borrower LLC, 7.50%, 1/15/31(1)	202,000	213,854
Kinetik Holdings LP, 5.875%, 6/15/30(1)	50,000	49,738
MPH Acquisition Holdings LLC, 5.50%, 9/1/28(1)	70,000	54,774
NCR Atleos Corp., 9.50%, 4/1/29(1)	100,000	109,294
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 6/15/29(1)	100,000	92,540
PennyMac Financial Services, Inc., 4.25%, 2/15/29(1)	50,000	47,505
PennyMac Financial Services, Inc., 7.875%, 12/15/29(1)	75,000	79,043
PennyMac Financial Services, Inc., 6.875%, 5/15/32(1)	25,000	25,140
WEX, Inc., 6.50%, 3/15/33(1)	125,000	123,745
		897,894
Food Products — 1.7%
Darling Ingredients, Inc., 5.25%, 4/15/27(1)	45,000	44,717
Darling Ingredients, Inc., 6.00%, 6/15/30(1)	53,000	53,128
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 2/15/29(1)	46,000	48,012
Lamb Weston Holdings, Inc., 4.375%, 1/31/32(1)	50,000	46,162
Post Holdings, Inc., 5.50%, 12/15/29(1)	75,000	74,150
Post Holdings, Inc., 4.625%, 4/15/30(1)	50,000	47,370
Post Holdings, Inc., 4.50%, 9/15/31(1)	50,000	45,632
Post Holdings, Inc., 6.375%, 3/1/33(1)	50,000	49,760
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 3/1/29(1)	50,000	46,649
U.S. Foods, Inc., 6.875%, 9/15/28(1)	25,000	25,737
U.S. Foods, Inc., 7.25%, 1/15/32(1)	75,000	78,478
U.S. Foods, Inc., 5.75%, 4/15/33(1)	75,000	73,868
		633,663
Gas Utilities — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.375%, 6/1/28(1)	50,000	50,529

Venture Global Plaquemines LNG LLC, 7.75%, 5/1/35(1)	75,000	79,045
		129,574
Ground Transportation — 1.4%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.75%, 7/15/27(1)	70,000	69,118
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 4.75%, 4/1/28(1)(2)	50,000	47,931
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.375%, 3/1/29(1)	47,000	44,358
Genesee & Wyoming, Inc., 6.25%, 4/15/32(1)	47,000	47,792
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	50,000	47,147
United Rentals North America, Inc., 4.875%, 1/15/28	97,000	96,031
United Rentals North America, Inc., 3.875%, 2/15/31	70,000	64,646
United Rentals North America, Inc., 6.125%, 3/15/34(1)	46,000	46,684
XPO, Inc., 7.125%, 6/1/31(1)	46,000	47,656
		511,363
Health Care Equipment and Supplies — 1.3%
Avantor Funding, Inc., 4.625%, 7/15/28(1)	44,000	42,911
Avantor Funding, Inc., 3.875%, 11/1/29(1)	47,000	43,873
Bausch & Lomb Corp., 8.375%, 10/1/28(1)	46,000	47,615
Medline Borrower LP, 3.875%, 4/1/29(1)	75,000	70,742
Medline Borrower LP, 5.25%, 10/1/29(1)	158,000	154,528
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	75,000	76,411
Sotera Health Holdings LLC, 7.375%, 6/1/31(1)	48,000	49,918
		485,998
Health Care Providers and Services — 3.4%
CHS/Community Health Systems, Inc., 5.625%, 3/15/27(1)	100,000	98,599
CHS/Community Health Systems, Inc., 5.25%, 5/15/30(1)	39,000	35,155
CHS/Community Health Systems, Inc., 4.75%, 2/15/31(1)	100,000	85,681
CHS/Community Health Systems, Inc., 10.875%, 1/15/32(1)	50,000	53,356
DaVita, Inc., 4.625%, 6/1/30(1)	125,000	116,883
HealthEquity, Inc., 4.50%, 10/1/29(1)	47,000	44,947
IQVIA, Inc., 5.00%, 5/15/27(1)	45,000	44,755
LifePoint Health, Inc., 9.875%, 8/15/30(1)	45,000	48,269
LifePoint Health, Inc., 8.375%, 2/15/32(1)	50,000	52,671
Molina Healthcare, Inc., 3.875%, 5/15/32(1)	47,000	42,006
Molina Healthcare, Inc., 6.25%, 1/15/33(1)	50,000	49,964
Owens & Minor, Inc., 4.50%, 3/31/29(1)(2)	47,000	38,461
Tenet Healthcare Corp., 6.25%, 2/1/27	70,000	70,094
Tenet Healthcare Corp., 5.125%, 11/1/27	175,000	174,021
Tenet Healthcare Corp., 6.125%, 10/1/28	156,000	156,331
Tenet Healthcare Corp., 4.25%, 6/1/29	47,000	45,164
Tenet Healthcare Corp., 6.125%, 6/15/30	50,000	50,552
Tenet Healthcare Corp., 6.75%, 5/15/31	53,000	54,626
		1,261,535
Health Care Technology — 0.2%
AthenaHealth Group, Inc., 6.50%, 2/15/30(1)	75,000	72,328
Hotel & Resort REITs — 0.6%
Service Properties Trust, 5.25%, 2/15/26	47,000	46,608
Service Properties Trust, 4.95%, 2/15/27	70,000	67,584
Service Properties Trust, 4.95%, 10/1/29	70,000	58,543
Service Properties Trust, 4.375%, 2/15/30(2)	47,000	37,941
		210,676
Hotels, Restaurants and Leisure — 9.1%
1011778 BC ULC/New Red Finance, Inc., 4.375%, 1/15/28(1)	47,000	45,850
1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/30(1)	117,000	107,739
Affinity Interactive, 6.875%, 12/15/27(1)	100,000	74,471
Boyd Gaming Corp., 4.75%, 6/15/31(1)	100,000	93,719

Caesars Entertainment, Inc., 4.625%, 10/15/29(1)	175,000	163,562
Caesars Entertainment, Inc., 7.00%, 2/15/30(1)	98,000	100,622
Carnival Corp., 5.75%, 3/1/27(1)	196,000	196,613
Carnival Corp., 6.00%, 5/1/29(1)	134,000	134,437
Churchill Downs, Inc., 5.75%, 4/1/30(1)	125,000	123,330
Everi Holdings, Inc., 5.00%, 7/15/29(1)	50,000	50,410
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	50,000	46,928
GPS Hospitality Holding Co. LLC/GPS Finco, Inc., 7.00%, 8/15/28(1)	47,000	27,519
Hilton Domestic Operating Co., Inc., 5.75%, 5/1/28(1)	50,000	50,207
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/30	50,000	49,040
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31(1)	50,000	46,263
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/32(1)	50,000	44,534
Hilton Domestic Operating Co., Inc., 6.125%, 4/1/32(1)	50,000	50,803
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 5.00%, 6/1/29(1)(2)	118,000	110,802
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 4.875%, 7/1/31(1)	47,000	42,179
International Game Technology PLC, 5.25%, 1/15/29(1)	100,000	98,436
Life Time, Inc., 6.00%, 11/15/31(1)	65,000	65,189
Light & Wonder International, Inc., 7.25%, 11/15/29(1)	75,000	77,210
Lindblad Expeditions LLC, 6.75%, 2/15/27(1)	39,000	38,902
Melco Resorts Finance Ltd., 7.625%, 4/17/32(1)	200,000	198,666
MGM Resorts International, 6.50%, 4/15/32	95,000	94,874
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.875%, 5/1/29(1)	47,000	45,065
NCL Corp. Ltd., 5.875%, 2/15/27(1)	75,000	75,064
NCL Corp. Ltd., 8.125%, 1/15/29(1)	50,000	52,676
NCL Corp. Ltd., 7.75%, 2/15/29(1)	75,000	78,903
Penn Entertainment, Inc., 4.125%, 7/1/29(1)(2)	50,000	44,709
Royal Caribbean Cruises Ltd., 5.375%, 7/15/27(1)	78,000	78,120
Royal Caribbean Cruises Ltd., 5.50%, 4/1/28(1)	125,000	125,381
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(1)	75,000	75,316
SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29(1)	50,000	48,093
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., 6.50%, 10/1/28	50,000	50,450
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/25(1)	50,000	50,214
Travel & Leisure Co., 4.50%, 12/1/29(1)	47,000	44,695
Viking Cruises Ltd., 9.125%, 7/15/31(1)	50,000	53,715
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)	70,000	69,228
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	91,000	90,646
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/1/29(1)	70,000	68,309
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 6.25%, 3/15/33(1)	50,000	49,483
Yum! Brands, Inc., 4.625%, 1/31/32	53,000	50,319
Yum! Brands, Inc., 5.375%, 4/1/32	53,000	52,445
		3,335,136
Household Durables — 2.5%
Adams Homes, Inc., 9.25%, 10/15/28(1)	46,000	46,389
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.625%, 4/1/30(1)	97,000	91,021
Beazer Homes USA, Inc., 5.875%, 10/15/27	47,000	46,568
Beazer Homes USA, Inc., 7.50%, 3/15/31(1)	46,000	45,191
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 6/15/29(1)	70,000	62,699
Century Communities, Inc., 6.75%, 6/1/27	103,000	103,071
KB Home, 4.00%, 6/15/31	75,000	68,046
LGI Homes, Inc., 7.00%, 11/15/32(1)	50,000	46,483
Mattamy Group Corp., 4.625%, 3/1/30(1)	47,000	44,280
Newell Brands, Inc., 6.375%, 9/15/27	50,000	50,257
Newell Brands, Inc., 6.625%, 9/15/29	50,000	48,428
Somnigroup International, Inc., 4.00%, 4/15/29(1)	50,000	47,144
Somnigroup International, Inc., 3.875%, 10/15/31(1)	50,000	44,565

Taylor Morrison Communities, Inc., 5.125%, 8/1/30(1)	35,000	34,150
Tri Pointe Homes, Inc., 5.25%, 6/1/27	70,000	69,360
Whirlpool Corp., 5.50%, 3/1/33	50,000	47,157
Whirlpool Corp., 4.50%, 6/1/46	25,000	18,143
		912,952
Independent Power and Renewable Electricity Producers — 1.2%
Atlantica Sustainable Infrastructure Ltd., 4.125%, 6/15/28(1)	100,000	96,041
Calpine Corp., 4.50%, 2/15/28(1)	75,000	73,607
Calpine Corp., 5.125%, 3/15/28(1)	75,000	74,395
Clearway Energy Operating LLC, 4.75%, 3/15/28(1)	75,000	73,333
Lightning Power LLC, 7.25%, 8/15/32(1)	50,000	52,454
TransAlta Corp., 7.75%, 11/15/29	75,000	78,191
		448,021
Industrial Conglomerates — 0.1%
Stena International SA, 7.25%, 1/15/31(1)	25,000	25,111
Insurance — 0.7%
Acrisure LLC/Acrisure Finance, Inc., 8.25%, 2/1/29(1)	48,000	49,676
Acrisure LLC/Acrisure Finance, Inc., 4.25%, 2/15/29(1)	75,000	71,935
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.875%, 11/1/29(1)	50,000	49,510
HUB International Ltd., 7.25%, 6/15/30(1)	47,000	48,976
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	45,000	46,581
		266,678
Interactive Media and Services — 0.4%
Snap, Inc., 6.875%, 3/1/33(1)	100,000	101,393
Ziff Davis, Inc., 4.625%, 10/15/30(1)	47,000	42,661
		144,054
IT Services — 0.4%
ASGN, Inc., 4.625%, 5/15/28(1)	100,000	96,533
CoreWeave, Inc., 9.25%, 6/1/30(1)	50,000	49,988
		146,521
Life Sciences Tools and Services — 0.2%
Charles River Laboratories International, Inc., 4.00%, 3/15/31(1)	75,000	67,307
Machinery — 0.8%
Allison Transmission, Inc., 5.875%, 6/1/29(1)	75,000	75,350
Chart Industries, Inc., 9.50%, 1/1/31(1)	25,000	26,658
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 2/15/29(1)	100,000	102,326
JB Poindexter & Co., Inc., 8.75%, 12/15/31(1)	49,000	48,637
Trinity Industries, Inc., 7.75%, 7/15/28(1)	46,000	47,830
		300,801
Media — 7.6%
AMC Networks, Inc., 4.25%, 2/15/29	53,000	40,598
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	75,000	74,273
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 6/1/29(1)	75,000	74,011
CCO Holdings LLC/CCO Holdings Capital Corp., 6.375%, 9/1/29(1)	50,000	50,709
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30(1)	75,000	71,643
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 8/15/30(1)	125,000	117,291
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/1/31(1)	125,000	114,572
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 2/1/32(1)	50,000	46,319
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 5/1/32	150,000	136,630
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33(1)	75,000	66,760
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/34(1)	75,000	64,795
Clear Channel Outdoor Holdings, Inc., 5.125%, 8/15/27(1)	47,000	46,009
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(1)	48,000	48,671
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/27(1)	100,000	98,503
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 2/15/31(1)	125,000	121,753

EchoStar Corp., 10.75%, 11/30/29	75,000	75,418
GCI LLC, 4.75%, 10/15/28(1)	50,000	47,071
Lamar Media Corp., 4.875%, 1/15/29	50,000	49,131
Lamar Media Corp., 4.00%, 2/15/30	75,000	70,753
News Corp., 3.875%, 5/15/29(1)	75,000	71,180
News Corp., 5.125%, 2/15/32(1)	50,000	48,107
Nexstar Media, Inc., 5.625%, 7/15/27(1)	75,000	74,747
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 8/15/27(1)	125,000	123,466
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.625%, 3/15/30(1)(2)	50,000	46,953
Sinclair Television Group, Inc., 5.50%, 3/1/30(1)	67,000	56,615
Sinclair Television Group, Inc., 4.375%, 12/31/32(1)	47,000	34,057
Sirius XM Radio LLC, 3.125%, 9/1/26(1)	50,000	48,882
Sirius XM Radio LLC, 5.00%, 8/1/27(1)	70,000	69,319
Sirius XM Radio LLC, 4.00%, 7/15/28(1)	70,000	66,479
Sirius XM Radio LLC, 5.50%, 7/1/29(1)	88,000	86,616
Sirius XM Radio LLC, 3.875%, 9/1/31(1)(2)	50,000	43,760
Sunrise FinCo I BV, 4.875%, 7/15/31(1)	75,000	69,701
Univision Communications, Inc., 6.625%, 6/1/27(1)	50,000	50,032
Univision Communications, Inc., 7.375%, 6/30/30(1)	125,000	116,945
Univision Communications, Inc., 8.50%, 7/31/31(1)	75,000	72,071
Videotron Ltd., 3.625%, 6/15/29(1)	100,000	94,536
Virgin Media Secured Finance PLC, 5.50%, 5/15/29(1)	187,000	182,039
Ziggo BV, 4.875%, 1/15/30(1)	39,000	35,637
		2,806,052
Metals and Mining — 1.9%
Carpenter Technology Corp., 6.375%, 7/15/28	47,000	47,223
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(1)	50,000	44,743
Cleveland-Cliffs, Inc., 4.875%, 3/1/31(1)	47,000	38,567
Coeur Mining, Inc., 5.125%, 2/15/29(1)	50,000	48,165
Constellium SE, 3.75%, 4/15/29(1)	75,000	69,298
FMG Resources August 2006 Pty. Ltd., 5.875%, 4/15/30(1)	75,000	75,001
FMG Resources August 2006 Pty. Ltd., 4.375%, 4/1/31(1)	50,000	45,942
Hudbay Minerals, Inc., 6.125%, 4/1/29(1)	47,000	47,155
Mineral Resources Ltd., 8.00%, 11/1/27(1)	75,000	74,996
Novelis Corp., 4.75%, 1/30/30(1)	150,000	142,703
Taseko Mines Ltd., 8.25%, 5/1/30(1)	50,000	51,434
		685,227
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/1/25(1)	48,000	47,970
Starwood Property Trust, Inc., 6.00%, 4/15/30(1)	75,000	74,836
		122,806
Oil, Gas and Consumable Fuels — 12.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.375%, 6/15/29(1)	97,000	96,074
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 8.25%, 12/31/28(1)	46,000	46,728
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.875%, 6/30/29(1)	47,000	46,863
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 6.625%, 10/15/32(1)	50,000	50,331
Baytex Energy Corp., 8.50%, 4/30/30(1)	75,000	72,743
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.25%, 7/15/32(1)	50,000	51,881
Buckeye Partners LP, 6.75%, 2/1/30(1)	50,000	51,642
Buckeye Partners LP, 5.85%, 11/15/43	50,000	42,266
California Resources Corp., 8.25%, 6/15/29(1)	100,000	100,276
CITGO Petroleum Corp., 6.375%, 6/15/26(1)	47,000	47,109
CITGO Petroleum Corp., 8.375%, 1/15/29(1)	46,000	46,795
Civitas Resources, Inc., 5.00%, 10/15/26(1)	50,000	49,130
Civitas Resources, Inc., 8.75%, 7/1/31(1)	125,000	122,370

Comstock Resources, Inc., 6.75%, 3/1/29(1)	63,000	62,150
Comstock Resources, Inc., 5.875%, 1/15/30(1)	47,000	44,488
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 6/15/31(1)	100,000	96,173
Crescent Energy Finance LLC, 7.625%, 4/1/32(1)	50,000	47,180
Crescent Energy Finance LLC, 7.375%, 1/15/33(1)	75,000	69,669
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28(1)	47,000	47,354
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625%, 3/15/29(1)	50,000	51,832
DT Midstream, Inc., 4.375%, 6/15/31(1)	50,000	46,731
Energy Transfer LP, 6.00%, 2/1/29(1)	50,000	50,652
EQT Corp., 6.50%, 7/1/27(1)	75,000	76,346
EQT Corp., 4.50%, 1/15/29(1)	50,000	48,873
EQT Corp., 4.75%, 1/15/31(1)	100,000	96,779
Genesis Energy LP/Genesis Energy Finance Corp., 7.75%, 2/1/28	50,000	50,469
Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 5/15/32	75,000	76,016
Harvest Midstream I LP, 7.50%, 9/1/28(1)	70,000	71,133
Hess Midstream Operations LP, 5.125%, 6/15/28(1)	50,000	49,372
Hess Midstream Operations LP, 4.25%, 2/15/30(1)	75,000	71,546
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 11/1/28(1)	75,000	74,144
Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 2/1/31(1)	50,000	46,102
Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35(1)	75,000	69,563
ITT Holdings LLC, 6.50%, 8/1/29(1)	50,000	46,721
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.875%, 12/1/32(1)	50,000	49,557
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 2/15/28(1)	25,000	26,504
Matador Resources Co., 6.50%, 4/15/32(1)	75,000	73,503
MEG Energy Corp., 5.875%, 2/1/29(1)	70,000	69,687
Murphy Oil Corp., 6.00%, 10/1/32	50,000	46,663
NFE Financing LLC, 12.00%, 11/15/29(1)(3)	100,000	42,993
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.125%, 2/15/29(1)	50,000	48,927
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.375%, 2/15/32(1)	50,000	47,321
Northern Oil & Gas, Inc., 8.125%, 3/1/28(1)	25,000	25,123
Northern Oil & Gas, Inc., 8.75%, 6/15/31(1)	25,000	25,231
NuStar Logistics LP, 6.375%, 10/1/30	50,000	50,975
ONEOK, Inc., 6.50%, 9/1/30(1)	50,000	52,910
ONEOK, Inc., 5.60%, 4/1/44	75,000	67,065
ONEOK, Inc., 5.45%, 6/1/47	75,000	64,437
Parkland Corp., 5.875%, 7/15/27(1)	50,000	49,911
Parkland Corp., 4.625%, 5/1/30(1)	50,000	47,013
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 2/15/28	50,000	46,465
Permian Resources Operating LLC, 5.375%, 1/15/26(1)	50,000	49,901
Permian Resources Operating LLC, 8.00%, 4/15/27(1)	75,000	76,404
Range Resources Corp., 8.25%, 1/15/29	47,000	48,312
Rockies Express Pipeline LLC, 4.95%, 7/15/29(1)	50,000	48,327
SM Energy Co., 6.75%, 9/15/26	70,000	69,942
Sunoco LP, 7.25%, 5/1/32(1)	50,000	52,020
Sunoco LP/Sunoco Finance Corp., 7.00%, 9/15/28(1)	25,000	25,643
Sunoco LP/Sunoco Finance Corp., 4.50%, 4/30/30	47,000	44,394
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 12/31/30(1)	47,000	45,077
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 9/1/31(1)	47,000	44,835
Talos Production, Inc., 9.00%, 2/1/29(1)	25,000	24,853
Talos Production, Inc., 9.375%, 2/1/31(1)	25,000	24,602
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/1/31	50,000	48,783
Teine Energy Ltd., 6.875%, 4/15/29(1)	47,000	46,386
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(1)	50,000	47,261
TransMontaigne Partners LLC, 8.50%, 6/15/30(1)	100,000	102,167
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/29(1)	100,000	93,018

Venture Global Calcasieu Pass LLC, 6.25%, 1/15/30(1)	45,000	45,648
Venture Global Calcasieu Pass LLC, 3.875%, 11/1/33(1)	61,000	52,159
Venture Global LNG, Inc., 8.125%, 6/1/28(1)	75,000	76,810
Venture Global LNG, Inc., 9.50%, 2/1/29(1)	69,000	73,814
Venture Global LNG, Inc., 7.00%, 1/15/30(1)	48,000	47,826
Venture Global LNG, Inc., 8.375%, 6/1/31(1)	100,000	101,589
Venture Global LNG, Inc., 9.875%, 2/1/32(1)	69,000	73,449
Vermilion Energy, Inc., 6.875%, 5/1/30(1)	75,000	68,333
Vital Energy, Inc., 7.875%, 4/15/32(1)(2)	100,000	81,196
		4,464,535
Passenger Airlines — 1.1%
American Airlines, Inc., 7.25%, 2/15/28(1)(2)	50,000	50,537
American Airlines, Inc., 8.50%, 5/15/29(1)(2)	51,000	52,874
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(1)	75,000	73,695
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	23,214	23,189
Delta Air Lines, Inc., 4.375%, 4/19/28	75,000	74,061
JetBlue Airways Corp./JetBlue Loyalty LP, 9.875%, 9/20/31(1)	75,000	74,239
United Airlines, Inc., 4.625%, 4/15/29(1)	75,000	71,286
		419,881
Personal Care Products — 0.5%
BellRing Brands, Inc., 7.00%, 3/15/30(1)	39,000	40,563
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.625%, 7/15/30(1)(2)	45,000	45,966
Edgewell Personal Care Co., 5.50%, 6/1/28(1)	47,000	46,243
Edgewell Personal Care Co., 4.125%, 4/1/29(1)	47,000	44,014
		176,786
Pharmaceuticals — 1.2%
Bausch Health Cos., Inc., 4.875%, 6/1/28(1)	150,000	122,561
Bausch Health Cos., Inc., 11.00%, 9/30/28(1)	125,000	120,038
Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.125%, 4/30/28(1)	100,000	94,006
Perrigo Finance Unlimited Co., 6.125%, 9/30/32	50,000	49,950
Prestige Brands, Inc., 3.75%, 4/1/31(1)	75,000	68,125
		454,680
Real Estate Management and Development — 1.0%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 4/15/30(1)(2)	44,000	40,234
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/29(1)	50,000	41,188
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(1)	70,000	70,347
Forestar Group, Inc., 6.50%, 3/15/33(1)	50,000	49,631
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(1)	46,000	48,843
Howard Hughes Corp., 5.375%, 8/1/28(1)	47,000	46,252
Newmark Group, Inc., 7.50%, 1/12/29	50,000	52,615
		349,110
Semiconductors and Semiconductor Equipment — 0.4%
Entegris, Inc., 5.95%, 6/15/30(1)	50,000	50,076
ON Semiconductor Corp., 3.875%, 9/1/28(1)	50,000	47,797
Synaptics, Inc., 4.00%, 6/15/29(1)	50,000	46,601
		144,474
Software — 2.7%
Camelot Finance SA, 4.50%, 11/1/26(1)	11,000	10,946
Castle U.S. Holding Corp., 9.50%, 2/15/28(1)	77,000	34,650
Cloud Software Group, Inc., 6.50%, 3/31/29(1)	175,000	174,949
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	47,000	48,144
Cloud Software Group, Inc., 8.25%, 6/30/32(1)	100,000	105,251
Consensus Cloud Solutions, Inc., 6.00%, 10/15/26(1)	50,000	49,626
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(1)	50,000	49,703
Fair Isaac Corp., 6.00%, 5/15/33(1)	25,000	25,015

Gen Digital, Inc., 6.25%, 4/1/33(1)	50,000	50,680
Open Text Corp., 3.875%, 12/1/29(1)	150,000	139,765
Open Text Holdings, Inc., 4.125%, 2/15/30(1)	47,000	43,927
Open Text Holdings, Inc., 4.125%, 12/1/31(1)	47,000	42,630
Rocket Software, Inc., 9.00%, 11/28/28(1)	47,000	48,539
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	70,000	69,966
SS&C Technologies, Inc., 6.50%, 6/1/32(1)	48,000	49,322
UKG, Inc., 6.875%, 2/1/31(1)	50,000	51,553
		994,666
Specialized REITs — 1.3%
Iron Mountain, Inc., 5.25%, 3/15/28(1)	140,000	138,552
Iron Mountain, Inc., 7.00%, 2/15/29(1)	75,000	77,537
Iron Mountain, Inc., 4.875%, 9/15/29(1)	70,000	67,988
Iron Mountain, Inc., 4.50%, 2/15/31(1)	47,000	44,084
SBA Communications Corp., 3.875%, 2/15/27	117,000	114,799
VICI Properties LP/VICI Note Co., Inc., 4.625%, 12/1/29(1)	39,000	37,855
		480,815
Specialty Retail — 2.2%
Asbury Automotive Group, Inc., 4.625%, 11/15/29(1)	39,000	37,109
Asbury Automotive Group, Inc., 5.00%, 2/15/32(1)	47,000	43,924
Bath & Body Works, Inc., 6.625%, 10/1/30(1)	75,000	76,663
Bath & Body Works, Inc., 6.75%, 7/1/36	70,000	69,442
Carvana Co., 14.00% PIK, 6/1/31(1)	50,000	58,030
EquipmentShare.com, Inc., 8.625%, 5/15/32(1)	46,000	48,295
EquipmentShare.com, Inc., 8.00%, 3/15/33(1)	96,000	98,712
Ferrellgas LP/Ferrellgas Finance Corp., 5.375%, 4/1/26(1)	47,000	46,333
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	70,000	63,433
Gap, Inc., 3.875%, 10/1/31(1)	50,000	44,510
Lithia Motors, Inc., 3.875%, 6/1/29(1)	47,000	44,302
Match Group Holdings II LLC, 3.625%, 10/1/31(1)	47,000	41,140
Park River Holdings, Inc., 5.625%, 2/1/29(1)	50,000	40,435
Sonic Automotive, Inc., 4.875%, 11/15/31(1)	47,000	43,835
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(1)	47,000	44,719
		800,882
Technology Hardware, Storage and Peripherals — 0.5%
Seagate HDD Cayman, 9.625%, 12/1/32	50,000	56,790
Seagate HDD Cayman, 5.75%, 12/1/34	75,000	73,705
Xerox Holdings Corp., 5.50%, 8/15/28(1)	50,000	35,128
		165,623
Textiles, Apparel and Luxury Goods — 0.1%
Crocs, Inc., 4.125%, 8/15/31(1)(2)	53,000	47,115
Trading Companies and Distributors — 0.5%
Fortress Transportation & Infrastructure Investors LLC, 5.50%, 5/1/28(1)	100,000	99,239
Fortress Transportation & Infrastructure Investors LLC, 5.875%, 4/15/33(1)	50,000	48,317
Herc Holdings, Inc., 6.625%, 6/15/29(1)	50,000	50,683
		198,239
Transportation Infrastructure — 0.2%
Seaspan Corp., 5.50%, 8/1/29(1)	70,000	64,607
Wireless Telecommunication Services — 0.4%
Vmed O2 U.K. Financing I PLC, 4.25%, 1/31/31(1)	37,000	33,510
Vmed O2 U.K. Financing I PLC, 4.75%, 7/15/31(1)	40,000	36,765

Vodafone Group PLC, VRN, 7.00%, 4/4/79	70,000	72,109
		142,384
TOTAL CORPORATE BONDS (Cost $35,621,445)		35,119,917
SHORT-TERM INVESTMENTS — 6.2%
Money Market Funds — 6.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,250,055	1,250,055
State Street Navigator Securities Lending Government Money Market Portfolio(4)	1,041,573	1,041,573
TOTAL SHORT-TERM INVESTMENTS (Cost $2,291,628)		2,291,628
TOTAL INVESTMENT SECURITIES — 101.8% (Cost $37,913,073)		37,411,545
OTHER ASSETS AND LIABILITIES — (1.8)%		(651,745)
TOTAL NET ASSETS — 100.0%		$36,759,800

NOTES TO SCHEDULE OF INVESTMENTS
PIK	–	Payment in Kind. Security may elect to pay a cash rate and/or an in kind rate.
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $29,480,980, which represented 80.2% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,051,042. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Non-income producing.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,090,931, which includes securities collateral of $49,358.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$35,119,917	—
Short-Term Investments	$2,291,628	—	—
	$2,291,628	$35,119,917	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.